Column Small Cap Select Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Aerospace & Defense - 2.4%
Carpenter Technology Corp.	11,455	$ 5,372,166
Curtiss-Wright Corp.	8,391	6,273,196
Firefly Aerospace, Inc. (a)	55,597	2,584,705
FTAI Aviation Ltd.	8,054	2,096,778
Hexcel Corp.	40,930	3,675,105
Huntington Ingalls Industries, Inc.	7,865	2,423,757
Karman Holdings, Inc. (a)	21,047	1,210,202
Mercury Systems, Inc. (a)	62,609	6,993,425
Moog, Inc. - Class A	13,225	4,760,603
V2X, Inc. (a)	108,768	9,041,884
VSE Corp.	8,062	1,492,679
		45,924,500

Automobile Components - 1.2%
Garrett Motion, Inc.	332,031	10,877,335
Holley, Inc. (a)	2,382,334	6,503,772
Lear Corp.	42,372	6,064,281
		23,445,388

Banks - 6.6%
Ameris Bancorp	48,070	4,052,782
Banc of California, Inc.	196,998	3,786,302
BankUnited, Inc.	35,718	1,656,958
Columbia Banking System, Inc.	137,215	4,067,053
Community Financial System, Inc.	45,677	2,906,884
Cullen/Frost Bankers, Inc.	34,985	4,741,167
Customers Bancorp, Inc. (a)	35,623	2,676,712
Dime Community Bancshares, Inc.	177,344	6,636,212
First BanCorp	482,183	11,562,748
First Financial Bancorp	131,865	4,056,167
First Financial Bankshares, Inc.	55,088	1,800,276
Glacier Bancorp, Inc.	161,375	7,673,381
Huntington Bancshares, Inc.	423,300	6,925,188
Lakeland Financial Corp.	29,042	1,760,816
Northpointe Bancshares, Inc.	416,693	7,117,116
Old National Bancorp	175,010	4,201,990
Peapack-Gladstone Financial Corp.	154,298	6,673,389
Prosperity Bancshares, Inc.	94,591	6,522,995
SouthState Bank Corp.	47,505	4,501,099
Stock Yards Bancorp, Inc.	14,363	1,030,402
Texas Capital Bancshares, Inc.	63,924	6,359,799
UMB Financial Corp.	51,548	6,766,190
United Bankshares, Inc.	91,070	3,953,349
United Community Banks, Inc.	163,225	5,378,264
Wintrust Financial Corp.	26,585	3,993,865
WSFS Financial Corp.	58,280	4,164,106
		124,965,210

Beverages - 0.6%
Boston Beer Co., Inc. - Class A (a)	7,811	1,384,734
Coca-Cola Consolidated, Inc.	38,570	6,682,638
Vita Coco Co., Inc. (a)	43,489	3,267,329

		11,334,701

Biotechnology - 5.1%
Alkermes PLC (a)	45,233	1,908,380
Apogee Therapeutics, Inc. (a)	57,950	4,760,013
Arrowhead Pharmaceuticals, Inc. (a)	47,560	3,705,400
CareDx, Inc. (a)	651,753	14,873,004
Celldex Therapeutics, Inc. (a)	55,501	1,744,396
CG Oncology, Inc. (a)	30,545	1,902,648
Dianthus Therapeutics, Inc. (a)	16,563	1,540,525
Immunome, Inc. (a)	101,877	2,223,975
Kymera Therapeutics, Inc. (a)	46,158	3,758,184
Madrigal Pharmaceuticals, Inc. (a)	6,339	3,152,195
Natera, Inc. (a)	8,023	1,792,098
Nuvalent, Inc. - Class A (a)	18,821	2,077,650
Praxis Precision Medicines, Inc. (a)	22,389	7,835,478
Protagonist Therapeutics, Inc. (a)	30,802	3,066,647
PTC Therapeutics, Inc. (a)	268,652	19,839,950
Scholar Rock Holding Corp. (a)	88,918	4,383,657
Spyre Therapeutics, Inc. (a)	82,062	6,031,557
Travere Therapeutics, Inc. (a)	73,246	3,455,746
Twist Bioscience Corp. (a)	57,355	3,835,329
Xenon Pharmaceuticals, Inc. (a)	98,740	5,404,040
		97,290,872

Broadline Retail - 0.0% (b)
Ollie's Bargain Outlet Holdings, Inc. (a)	7,511	613,123

Building Products - 1.6%
Armstrong World Industries, Inc.	11,269	1,779,375
Carlisle Cos., Inc.	24,545	8,463,361
CSW Industrials, Inc.	4,745	1,314,223
Hayward Holdings, Inc. (a)	101,214	1,428,130
Modine Manufacturing Co. (a)	16,314	4,550,138
Resideo Technologies, Inc. (a)	296,710	9,278,122
Simpson Manufacturing Co., Inc.	8,748	1,659,845
Zurn Elkay Water Solutions Corp.	45,696	2,147,712
		30,620,906

Capital Markets - 2.7%
Acadian Asset Management, Inc.	28,291	2,045,722
Artisan Partners Asset Management, Inc. - Class A	193,515	7,245,202
BGC Group, Inc. - Class A	1,286,378	13,442,650
Hamilton Lane, Inc. - Class A	5,227	455,428
Houlihan Lokey, Inc.	46,901	6,643,996
MarketAxess Holdings, Inc.	12,635	1,643,055
Perella Weinberg Partners	750,105	12,871,802
StoneX Group, Inc. (a)	34,100	3,865,235
WisdomTree, Inc.	171,391	3,264,999
		51,478,089

Chemicals - 4.1%
Celanese Corp.	266,246	14,145,650
Ecovyst, Inc. (a)	174,770	2,305,216
Element Solutions, Inc.	297,106	12,606,208
Hawkins, Inc.	16,350	2,530,489
HB Fuller Co.	71,062	4,553,653
Huntsman Corp.	976,832	14,994,371

Ingevity Corp. (a)	123,227	8,357,255
Kronos Worldwide, Inc.	1,038,503	7,466,837
Methanex Corp.	41,509	2,453,182
Perimeter Solutions, Inc. (a)	18,142	585,624
Sensient Technologies Corp.	74,540	8,486,379
		78,484,864

Commercial Services & Supplies - 1.9%
Brady Corp. - Class A	23,624	2,033,554
BrightView Holdings, Inc. (a)	451,880	5,585,237
Casella Waste Systems, Inc. - Class A (a)	14,871	1,221,950
Clean Harbors, Inc. (a)	34,357	9,655,348
Enviri Corp. (a)	428,166	8,884,444
OPENLANE, Inc. (a)	242,171	9,226,715
		36,607,248

Communications Equipment - 1.7%
Ciena Corp. (a)	9,009	5,227,292
Lumentum Holdings, Inc. (a)	8,624	7,373,175
Ribbon Communications, Inc. (a)	892,993	2,750,418
Viasat, Inc. (a)	197,551	15,926,562
		31,277,447

Construction & Engineering - 3.0%
Arcosa, Inc.	73,485	9,314,224
Centuri Holdings, Inc. (a)	60,916	1,872,558
Construction Partners, Inc. - Class A (a)	23,848	2,777,576
Dycom Industries, Inc. (a)	9,687	4,940,370
Everus Construction Group, Inc. (a)	19,771	2,941,332
Legence Corp. - Class A (a)	29,626	2,480,881
MYR Group, Inc. (a)	4,251	1,976,970
Solv Energy, Inc. - Class A (a)	74,169	2,635,225
Sterling Infrastructure, Inc. (a)	6,428	5,533,479
Tutor Perini Corp.	163,075	11,658,232
Valmont Industries, Inc.	21,782	11,322,501
		57,453,348

Construction Materials - 0.2%
Eagle Materials, Inc.	8,407	1,859,460
Knife River Corp. (a)	14,734	1,156,767
		3,016,227

Consumer Finance - 0.6%
Bread Financial Holdings, Inc.	26,074	2,322,411
FirstCash Holdings, Inc.	42,550	9,357,171
		11,679,582

Consumer Staples Distribution & Retail - 0.5%
Yesway, Inc. - Class A (a)	417,308	9,389,430

Containers & Packaging - 0.4%
AptarGroup, Inc.	18,644	2,159,908
Avery Dennison Corp.	37,473	5,960,830
Myers Industries, Inc.	3,348	76,334
		8,197,072

Distributors - 0.0% (b)

Pool Corp.	2,929	531,321

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	18,766	1,175,127
Universal Technical Institute, Inc. (a)	71,961	2,692,061
		3,867,188

Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. - Class A (a)	13,905	903,408
Lumen Technologies, Inc. (a)	364,245	4,003,052
		4,906,460

Electric Utilities - 0.4%
IDACORP, Inc.	16,802	2,356,816
Portland General Electric Co.	117,599	5,894,062
		8,250,878

Electrical Equipment - 3.5%
Amprius Technologies, Inc. (a)	100,265	2,033,374
Babcock & Wilcox Enterprises, Inc. (a)	204,588	3,774,649
Bloom Energy Corp. - Class A (a)	48,919	13,941,915
Eos Energy Enterprises, Inc. (a)	373,194	3,146,025
Fluence Energy, Inc. (a)	94,734	1,788,578
Forgent Power Solutions, Inc. (a)	53,207	2,908,295
Nextpower, Inc. - Class A (a)	45,796	7,162,494
Regal Rexnord Corp.	94,489	19,064,101
Vicor Corp. (a)	37,078	12,415,197
		66,234,628

Electronic Equipment, Instruments & Components - 4.7%
Advanced Energy Industries, Inc.	16,036	4,845,758
Badger Meter, Inc.	5,064	627,430
Coherent Corp. (a)	30,730	11,107,973
Fabrinet (a)	6,707	4,387,451
Innoviz Technologies Ltd. (a)	224,717	171,482
IPG Photonics Corp. (a)	63,056	7,221,173
Itron, Inc. (a)	35,118	2,896,533
Knowles Corp. (a)	58,844	2,201,354
Littelfuse, Inc.	42,410	19,799,957
nLight, Inc. (a)	121,322	8,992,387
OSI Systems, Inc. (a)	23,681	5,132,857
Rogers Corp. (a)	17,376	2,459,051
Sanmina Corp. (a)	42,140	10,945,022
Teledyne Technologies, Inc. (a)	7,362	4,563,188
TTM Technologies, Inc. (a)	16,639	2,890,527
		88,242,143

Energy Equipment & Services - 3.3%
Archrock, Inc.	203,597	6,818,464
Innovex International, Inc. (a)	128,030	3,419,681
Liberty Energy, Inc.	431,468	12,624,754
National Energy Services Reunited Corp. (a)	379,120	9,231,572
Noble Corp. PLC	46,730	2,172,010
Oceaneering International, Inc. (a)	40,164	1,535,470
Patterson-UTI Energy, Inc.	167,739	1,880,354
Solaris Energy Infrastructure, Inc. - Class A	57,019	3,965,101
TechnipFMC PLC	75,182	5,143,952
TETRA Technologies, Inc. (a)	841,299	8,606,489

Tidewater, Inc. (a)	71,523	5,256,225
Weatherford International PLC	17,240	1,786,754
		62,440,826

Entertainment - 0.4%
IMAX Corp. (a)	46,255	1,835,398
Lionsgate Studios Corp. (a)	387,339	5,558,315
Starz Entertainment Corp. (a)	24,852	581,040
		7,974,753

Financial Services - 0.3%
Jack Henry & Associates, Inc.	13,670	1,863,495
Sezzle, Inc. (a)	26,782	3,164,293
		5,027,788

Food Products - 0.2%
Hain Celestial Group, Inc. (a)	151,888	120,401
Magnum Ice Cream Co. NV (a)	218,884	3,545,921
		3,666,322

Gas Utilities - 1.4%
Atmos Energy Corp.	31,219	5,280,069
Chesapeake Utilities Corp.	13,843	1,707,119
National Fuel Gas Co.	4,573	353,264
New Jersey Resources Corp.	103,661	5,727,270
Northwest Natural Holding Co.	108,240	5,248,558
Spire, Inc.	61,895	5,091,483
UGI Corp.	61,845	2,159,627
		25,567,390

Ground Transportation - 2.1%
Knight-Swift Transportation Holdings, Inc.	66,721	5,046,109
Marten Transport Ltd.	589,780	10,167,807
RXO, Inc. (a)	677,808	17,338,329
Saia, Inc. (a)	14,000	6,613,180
		39,165,425

Health Care Equipment & Supplies - 1.9%
Accuray, Inc. (a)	381,882	144,504
AtriCure, Inc. (a)	60,073	1,662,220
CONMED Corp.	20,212	721,568
CytoSorbents Corp. (a)	6,741	3,309
DENTSPLY SIRONA, Inc.	200,507	2,099,308
Envista Holdings Corp. (a)	30,265	712,741
Glaukos Corp. (a)	51,610	5,333,894
Globus Medical, Inc. - Class A (a)	41,725	3,416,443
Haemonetics Corp. (a)	129,178	8,759,560
Integra LifeSciences Holdings Corp. (a)	149,652	2,400,418
Neogen Corp. (a)	353,761	3,173,236
OraSure Technologies, Inc. (a)	241,719	1,039,392
QuidelOrtho Corp. (a)	217,698	2,834,428
UFP Technologies, Inc. (a)	6,651	1,463,885
Varex Imaging Corp. (a)	136,924	1,400,733
		35,165,639

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc. (a)	287,845	6,678,004

AMN Healthcare Services, Inc. (a)	271,743	7,872,395
Guardant Health, Inc. (a)	56,674	7,350,051
Option Care Health, Inc. (a)	292,252	6,099,299
US Physical Therapy, Inc.	1,259	80,903
		28,080,652

Hotels, Restaurants & Leisure - 1.6%
Brightstar Lottery PLC	438,735	4,926,994
Brinker International, Inc. (a)	6,234	887,597
Cava Group, Inc. (a)	16,583	1,287,836
Life Time Group Holdings, Inc. (a)	174,589	5,775,404
MGM Resorts International (a)	65,755	2,871,521
Norwegian Cruise Line Holdings Ltd. (a)	204,020	3,741,727
Red Rock Resorts, Inc. - Class A	52,890	3,087,718
Rush Street Interactive, Inc. (a)	161,862	4,101,583
Texas Roadhouse, Inc.	10,932	1,974,538
United Parks & Resorts, Inc. (a)	24,193	970,865
		29,625,783

Household Durables - 0.3%
Somnigroup International, Inc.	57,568	4,076,390
Whirlpool Corp.	45,200	1,962,584
		6,038,974

Independent Power and Renewable Electricity Producers - 0.9%
Ormat Technologies, Inc.	106,745	14,648,616
Vistra Corp.	18,780	3,009,120
		17,657,736

Insurance - 1.6%
American Integrity Insurance Group, Inc.	486,319	7,956,179
AMERISAFE, Inc.	16,549	507,227
Hagerty, Inc. - Class A (a)	106,981	1,093,346
Hanover Insurance Group, Inc.	29,840	5,556,208
Neptune Insurance Holdings, Inc. - Class A (a)	72,925	2,047,005
RLI Corp.	6,268	313,651
Ryan Specialty Holdings, Inc.	45,071	1,435,511
Selective Insurance Group, Inc.	68,300	5,910,682
Stewart Information Services Corp.	31,518	2,048,039
White Mountains Insurance Group Ltd.	1,413	2,917,591
		29,785,439

Interactive Media & Services - 0.8%
IAC, Inc. (a)	346,785	15,567,179

IT Services - 0.5%
DigitalOcean Holdings, Inc. (a)	20,114	3,136,778
Kyndryl Holdings, Inc. (a)	248,174	3,094,730
Unisys Corp. (a)	337,807	1,550,534
Wix.com Ltd. (a)	16,834	943,714
		8,725,756

Leisure Products - 0.0% (b)
Acushnet Holdings Corp.	5,461	484,828

Life Sciences Tools & Services - 3.3%
Azenta, Inc. (a)	72,211	1,652,188

Bio-Techne Corp.	41,475	2,143,428
Charles River Laboratories International, Inc. (a)	11,982	2,165,267
Cytek Biosciences, Inc. (a)	2,378,955	9,967,821
ICON PLC (a)	183,216	24,930,201
Mesa Laboratories, Inc.	87,923	8,969,905
Revvity, Inc.	103,522	10,823,225
Standard BioTools, Inc. (a)	305,252	351,040
Stevanato Group SpA	62,370	1,163,824
		62,166,899

Machinery - 3.3%
Albany International Corp. - Class A	20,852	1,348,916
Atmus Filtration Technologies, Inc.	22,244	1,040,574
CECO Environmental Corp. (a)	47,108	3,521,323
Crane Co.	7,864	1,439,112
Enerpac Tool Group Corp.	59,316	1,986,493
Enpro, Inc.	2,559	785,587
Esab Corp.	19,417	1,794,713
ESCO Technologies, Inc.	14,793	4,318,077
Federal Signal Corp.	76,042	8,113,681
Gates Industrial Corp. PLC (a)	91,882	2,381,581
Helios Technologies, Inc.	42,591	3,538,886
Hillman Solutions Corp. (a)	182,988	1,365,091
JBT Marel Corp.	46,590	6,261,230
Kadant, Inc.	3,655	1,166,603
Lindsay Corp.	12,121	1,324,704
Miller Industries, Inc.	13,158	630,400
Mueller Industries, Inc.	52,060	6,694,916
RBC Bearings, Inc. (a)	2,033	1,162,795
SPX Technologies, Inc. (a)	20,336	4,405,998
Standex International Corp.	7,169	1,985,885
Stratasys Ltd. (a)	347,567	3,663,356
Terex Corp.	36,683	2,134,217
Toro Co.	8,797	790,674
Watts Water Technologies, Inc. - Class A	3,323	1,026,741
		62,881,553

Marine Transportation - 0.9%
Kirby Corp. (a)	17,134	2,408,869
Star Bulk Carriers Corp.	519,426	14,154,358
		16,563,227

Media - 0.4%
Criteo SA - ADR (a)	226,727	4,137,768
John Wiley & Sons, Inc. - Class A	37,758	1,588,856
Nexstar Media Group, Inc.	9,551	1,704,185
		7,430,809

Metals & Mining - 2.7%
Almonty Industries, Inc. (a)	132,157	2,598,207
Century Aluminum Co. (a)	185,378	12,229,387
Cleveland-Cliffs, Inc. (a)	326,169	4,435,898
Commercial Metals Co.	60,130	4,572,886
Hudbay Minerals, Inc.	173,335	5,054,449
MP Materials Corp. (a)	38,558	2,494,703
Pan American Silver Corp.	32,787	1,868,531
thyssenkrupp AG	1,073,247	14,704,123
United States Antimony Corp. (a)	180,463	1,620,558

Warrior Met Coal, Inc.	23,270	2,199,946
		51,778,688

Multi-Utilities - 0.3%
Northwestern Energy Group, Inc.	89,347	6,308,792

Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	126,915	4,537,211
BKV Corp. (a)	776,705	20,613,751
Cameco Corp.	35,084	3,953,967
Chord Energy Corp.	15,231	2,008,512
CNX Resources Corp. (a)	173,747	5,853,537
Devon Energy Corp.	98,431	4,379,195
Matador Resources Co.	81,540	4,370,544
PBF Energy, Inc. - Class A	42,530	1,730,971
Permian Resources Corp.	131,570	2,530,091
Scorpio Tankers, Inc.	136,991	10,207,199
Uranium Energy Corp. (a)	277,194	3,816,961
Viper Energy, Inc. - Class A	42,089	1,915,050
		65,916,989

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	71,166	5,435,659

Pharmaceuticals - 2.4%
Amneal Pharmaceuticals, Inc. (a)	256,310	3,375,603
Axsome Therapeutics, Inc. (a)	16,262	3,813,114
Crinetics Pharmaceuticals, Inc. (a)	159,056	5,654,441
Definium Therapeutics, Inc. (a)	136,454	3,300,822
Edgewise Therapeutics, Inc. (a)	138,509	4,731,467
Indivior Pharmaceuticals, Inc. (a)	80,173	2,887,832
Innoviva, Inc. (a)	660,021	14,137,650
Septerna, Inc. (a)	110,886	3,348,757
Structure Therapeutics, Inc. - ADR (a)	36,453	1,434,061
Tarsus Pharmaceuticals, Inc. (a)	16,198	962,161
WaVe Life Sciences Ltd. (a)	201,259	1,324,284
		44,970,192

Professional Services - 1.7%
Alight, Inc. - Class A	476,782	449,272
Conduent, Inc. (a)	784,593	1,357,346
KBR, Inc.	273,335	9,553,058
Planet Labs PBC (a)	245,523	12,556,046
TrueBlue, Inc. (a)	834,573	5,182,698
UL Solutions, Inc.	31,361	3,120,420
		32,218,840

Real Estate Management & Development - 0.5%
Colliers International Group, Inc.	15,173	1,431,724
Cushman & Wakefield Ltd. (a)	543,020	6,755,169
FirstService Corp.	14,898	1,999,312
		10,186,205

Semiconductors & Semiconductor Equipment - 7.8%
Camtek Ltd. (a)	8,432	1,447,437
CEVA, Inc. (a)	74,628	2,983,628
Credo Technology Group Holding Ltd. (a)	46,358	10,941,879

Enphase Energy, Inc. (a)	40,553	2,772,203
indie Semiconductor, Inc. - Class A (a)	439,768	2,194,442
Lattice Semiconductor Corp. (a)	17,017	2,502,860
MACOM Technology Solutions Holdings, Inc. (a)	21,180	7,723,075
MKS, Inc.	8,251	2,675,469
Onto Innovation, Inc. (a)	57,676	14,894,250
Photronics, Inc. (a)	127,035	4,109,582
Power Integrations, Inc.	30,210	2,537,640
Rambus, Inc. (a)	77,864	11,326,097
Semtech Corp. (a)	55,781	8,508,834
Silicon Motion Technology Corp. - ADR	75,373	20,868,523
SiTime Corp. (a)	6,058	4,302,392
Tower Semiconductor Ltd. (a)	12,594	3,214,367
Ultra Clean Holdings, Inc. (a)	362,262	30,998,759
Veeco Instruments, Inc. (a)	240,594	13,867,838
		147,869,275

Software - 5.4%
8x8, Inc. (a)	1,341,524	2,776,955
Adeia, Inc.	223,286	5,966,202
Appfolio, Inc. - Class A (a)	4,472	720,752
BlackLine, Inc. (a)	22,979	675,583
CCC Intelligent Solutions Holdings, Inc. (a)	219,219	1,030,329
Cipher Digital, Inc. (a)	130,672	3,090,393
Cognyte Software Ltd. (a)	374,251	4,330,084
Fair Isaac Corp. (a)	568	710,335
Five9, Inc. (a)	127,483	3,104,211
Gitlab, Inc. - Class A (a)	173,509	5,387,454
InterDigital, Inc.	11,096	2,797,191
LiveRamp Holdings, Inc. (a)	90,847	3,412,213
Manhattan Associates, Inc. (a)	11,920	1,788,596
Monday.com Ltd. (a)	31,480	2,632,358
NCR Voyix Corp. (a)	1,059,674	7,619,056
OneSpan, Inc.	103,371	1,492,677
Pegasystems, Inc.	251,453	8,984,416
Radware Ltd. (a)	108,608	3,295,167
SPS Commerce, Inc. (a)	22,751	1,291,119
Teradata Corp. (a)	710,493	24,192,287
Terawulf, Inc. (a)	220,649	5,639,788
Tyler Technologies, Inc. (a)	4,869	1,524,727
UiPath, Inc. - Class A (a)	207,876	2,436,307
Varonis Systems, Inc. (a)	165,866	5,664,324
Xperi, Inc. (a)	166,561	1,324,160
		101,886,684

Specialty Retail - 1.7%
Bath & Body Works, Inc.	176,480	3,533,130
Caleres, Inc.	78,625	1,144,780
National Vision Holdings, Inc. (a)	678,674	11,367,789
Valvoline, Inc. (a)	216,788	7,316,595
Victoria's Secret & Co. (a)	24,389	1,341,395
Warby Parker, Inc. - Class A (a)	228,245	5,596,567
Winmark Corp.	3,624	1,371,938
		31,672,194

Textiles, Apparel & Luxury Goods - 0.2%
Figs, Inc. - Class A (a)	200,536	2,358,304
Under Armour, Inc. - Class C (a)	240,951	1,380,649
		3,738,953

Tobacco - 0.1%
Turning Point Brands, Inc.	12,700		1,078,611

Trading Companies & Distributors - 2.2%
AerCap Holdings NV	61,135		8,521,608
Core & Main, Inc. - Class A (a)	25,238		1,248,019
Custom Truck One Source, Inc. (a)	552,482		5,292,777
DXP Enterprises, Inc. (a)	4,511		654,366
GATX Corp.	45,500		7,693,140
Rush Enterprises, Inc. - Class A	60,790		4,214,571
SiteOne Landscape Supply, Inc. (a)	7,263		788,762
Transcat, Inc. (a)	9,530		805,475
WESCO International, Inc.	23,080		8,335,803
Xometry, Inc. - Class A (a)	43,123		4,109,191
			41,663,712

Water Utilities - 0.2%
American States Water Co.	31,124		2,404,951
Middlesex Water Co.	19,585		1,028,800
			3,433,751
TOTAL COMMON STOCKS (Cost $1,405,131,008)			1,805,986,148

EXCHANGE TRADED FUNDS - 0.8%	Shares		Value
iShares Russell 2000 Value ETF	65,035		13,909,035
TOTAL EXCHANGE TRADED FUNDS (Cost $13,686,111)			13,909,035

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares		Value
Diversified REITs - 0.5%
Broadstone Net Lease, Inc.	412,646		8,347,829
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,551,214)			8,347,829

RIGHTS - 0.0% (b)	Contracts		Value
Capital Markets - 0.0% (b)
Investindustrial Advisor-CVR, Expires 02/10/2027 (a)(c)	75,481		132,092
TOTAL RIGHTS (Cost $0)			132,092

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (d)	69,018,989		69,018,989
TOTAL MONEY MARKET FUNDS (Cost $69,018,989)			69,018,989

TOTAL INVESTMENTS - 100.3% (Cost $1,494,387,322)			1,897,394,093
Liabilities in Excess of Other Assets - (0.3)%		(0.00264)	(4,996,341)
TOTAL NET ASSETS - 100.0%			$ 1,892,397,752

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $132,092 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Column Small Cap Select Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,791,282,025	$ 14,704,123	$ –	$ 1,805,986,148
Exchange Traded Funds	13,909,035	–	–	13,909,035
Real Estate Investment Trusts	8,347,829	–	–	8,347,829
Rights	–	–	132,092	132,092
Money Market Funds	69,018,989	–	–	69,018,989
Total Investments	$ 1,882,557,878	$ 14,704,123	$ 132,092	$ 1,897,394,093

Refer to the Schedule of Investments for further disaggregation of investment categories.